Property and Equipment, net	9 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 6 – Property and Equipment, net

Property and equipment consist of assets with an estimated useful life greater than one year. Property and equipment are reported net of accumulated depreciation, and the reported values are periodically assessed for impairment. Property and equipment as of:

	September 30, 2024	December 31, 2023
Computer equipment	$7,738	$7,738
Accumulated depreciation	(6,997)	(6,484)
Total property and equipment, net	$741	$1,254

Depreciation expense totaled $513 and $1,407 for the nine months ended September 30, 2024 and 2023, respectively.